Amount Due to/From Related Parties (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Amount Due to/From Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	$ 601,437	$ 447,241
Due from shareholders	1,666,909	447,241
Du – UAE [Member]
Amount Due to/From Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	339,767	318,702
Mobily – KSA [Member]
Amount Due to/From Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	261,670	128,539
Elie Habib [Member]
Amount Due to/From Related Parties (Details) - Schedule of due from related parties [Line Items]
Due from shareholders	65,472
Vistas Media Acquisition Company [Member]
Amount Due to/From Related Parties (Details) - Schedule of due from related parties [Line Items]
Due from shareholders	$ 1,000,000